Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Current	$ 5,823	$ 4,007
Non-current	13,498	15,088
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,505	3,681
Movement in provision	(656)	2,824
Utilised	(1,773)	(515)
Change in cost estimate	540	3,700
Amortisation of discounting impacting net finance costs	458	506
Exchange translation	119	(867)
Current	2,958	1,500
Non-current	2,891	5,005
At the end of the financial year	$ 5,849	$ 6,505